9. Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	R$ 1,246,482	R$ 864,612
Allowance for expected loss on trade receivables accounts	(16,952)	(11,284)
Total Trade Receivables	1,229,530	853,328
Domestic customers [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	1,044,119	716,074
Domestic customers [Member] | Airline partners companies [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	291	3,243
Domestic customers [Member] | Credit card administrators [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	740,967	393,557
Domestic customers [Member] | Travel agencies [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	253,494	226,627
Domestic customers [Member] | Cargo agencies [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	33,677	40,431
Domestic customers [Member] | Other [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	15,690	52,216
Foreign customers [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	202,363	148,538
Foreign customers [Member] | Airline partners companies [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	30,740	23,294
Foreign customers [Member] | Credit card administrators [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	121,844	97,488
Foreign customers [Member] | Travel agencies [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	36,845	21,005
Foreign customers [Member] | Cargo agencies [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	1,384	1,378
Foreign customers [Member] | Other [Member]
Disclosure of Trade Receivables [Line Items]
Gross trade receivables	R$ 11,550	R$ 5,373